PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 137,797,000		¥ 936,572,000		¥ 956,721,000
Less: accumulated depreciation	(81,922,000)		(436,626,000)		(568,781,000)
Less: impairment	(55,875,000)				(387,940,000)
Property and equipment, net			499,946,000
Depreciation expenses	22,357,000	¥ 155,225,000	153,313,000	¥ 94,826,000
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	18,828,000	130,724,000	131,102,000	79,348,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	20,000	138,000	49,000	198,000
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1,699,000	11,799,000	9,191,000	5,796,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1,810,000	¥ 12,564,000	12,971,000	¥ 9,484,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,887,000		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	123,311,000		884,461,000		856,150,000
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	4,893,000		9,759,000		33,971,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,776,000		19,267,000		19,277,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,472,000		¥ 9,985,000		10,215,000
Freehold land
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,801,000				19,446,000
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 657,000				¥ 4,562,000